Benefit Plans - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended									6 Months Ended		12 Months Ended				6 Months Ended
	Dec. 31, 2012 Life Insurance Benefits [Member]	Dec. 31, 2011 Life Insurance Benefits [Member]	Dec. 31, 2010 Life Insurance Benefits [Member]	Dec. 31, 2012 401 (k) plan [Member]	Dec. 31, 2011 401 (k) plan [Member]	Dec. 31, 2010 401 (k) plan [Member]	Dec. 31, 2012 Salary Continuation Agreement [Member]	Dec. 31, 2011 Salary Continuation Agreement [Member]	Dec. 31, 2010 Salary Continuation Agreement [Member]	Jun. 30, 2011 Multi-employer pension plan [Member]	Jun. 30, 2010 Multi-employer pension plan [Member]	Dec. 31, 2012 Multi-employer pension plan [Member]	Jul. 01, 2012 Multi-employer pension plan [Member]	Jun. 30, 2012 Multi-employer pension plan [Member]	Jul. 01, 2011 Multi-employer pension plan [Member]	Jun. 30, 2013 Multi-employer pension plan [Member] Scenario, Forecast [Member]	Jun. 30, 2012 Multi-employer pension plan [Member] Scenario, Forecast [Member]	Jun. 30, 2011 Multi-employer pension plan [Member] Scenario, Forecast [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Unfunded liability										$ 277				$ 38
CFBank's contributions																49	91	60
Funded status													96.83%		80.00%
Total contributions made to Pentegra DB Plan										299,729	203,582
Percentage of amount allowable under federal tax regulations				25.00%								5.00%
Plan Expense				33	20	39
Percentage of compensation contributed under federal tax regulations				8.00%
Expense related to CFBank	16	10	7				47	16	17
Accrued interest payable and other liabilities Total	205	189					273	251
Annual benefit for 20 years							$ 25
Duration of Annual benefit							20 years